Related Party Transactions - Additional Information (Detail)							1 Months Ended		12 Months Ended
	Nov. 02, 2015 USD ($)	Jul. 01, 2015 $ / bbl	May 01, 2014 $ / MMBTU $ / bbl	Mar. 28, 2014 USD ($)	Mar. 10, 2014 USD ($)	Nov. 01, 2011 MMBTU / d	Nov. 30, 2015 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)	Feb. 28, 2014 USD ($)	Oct. 01, 2013 USD ($)
Related Party Transaction [Line Items]
Cash received												$ 19,800,000
Related party transaction voting agreement description									The voting agreement also provides MRD Holdco with the right to designate up to three nominees to the Board, provided that such number of nominees shall be reduced to two, one and zero if the Funds and their affiliates collectively own less than 35%, 15%, and 5% respectively, of the outstanding shares of our common stock.
NGPCIF [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP												3.125%
Cash received												$ 19,500,000
Fixed overhead cost per month											$ 20,000
Business acquisition common control purchase price													$ 63,400,000
Date of acquisition common control									Feb. 28, 2014
Cinco Group [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price														$ 603,000,000
Cinco Group [Member] | Advisory Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties											300,000
Gas Gathering Agreement [Member]
Related Party Transaction [Line Items]
Primary term of gas agreement									15 years
Extension term of gas agreement									1 year
Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Primary term of gas agreement									15 years
Extension term of gas agreement									1 year
Adjustments [Member]
Related Party Transaction [Line Items]
Cash received												19,900,000
Adjustments [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Cash received												$ 19,100,000
Cretic Energy Services, LLC [Member]
Related Party Transaction [Line Items]
Drilling and completion expenses									$ 8,500,000
Multi-Shot, LLC [Member]
Related Party Transaction [Line Items]
Drilling and completion expenses									2,300,000
Drilling and completion expenses attributable to discontinued operations									300,000
Oil And Gas Production [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP												23.50%
Oil And Gas Production [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP												6.25%
Non Producing Wellbore [Member] | Net Profits Interest Sold To Affiliate NGPCIF [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP												10.00%
WildHorse Resources, LLC [Member]
Related Party Transaction [Line Items]
Cash received from related party											4,400,000
WildHorse Resources, LLC [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Payment to related party											2,600,000
Payable to related party											200,000
NGP Controlled Entity [Member] | Discontinued Operations [Member]
Related Party Transaction [Line Items]
Proceeds from divestitures								$ 2,000,000
Natural Gas Partners [Member]
Related Party Transaction [Line Items]
Proceeds from divestitures	$ 900,000
Gain (loss) on sale of oil and gas properties	$ 700,000
Natural Gas Partners [Member] | Cinco Group [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price														$ 507,100,000
BlueStone Natural Resources Holdings, LLC [Member]
Related Party Transaction [Line Items]
Gain (loss) on sale of oil and gas properties					$ 500,000
Total cash consideration					1,200,000
Gain recognized as contribution					$ 500,000
Propel Energy [Member]
Related Party Transaction [Line Items]
Cash received				$ 3,300,000
WHR Management Company [Member]
Related Party Transaction [Line Items]
Payable to related party											2,400,000
Management fee per month									$ 1,000,000
MEMP [Member]
Related Party Transaction [Line Items]
Payable to related party											800,000
MRD Midstream LLC [Member]
Related Party Transaction [Line Items]
General partner interest percentage									5.25%
Limited partner interest percentage									18.40%
Incentive distribution rights percentage									5.25%
PennTex Operating [Member] | Gas Processing Agreement
Related Party Transaction [Line Items]
Primary term of gas agreement									15 years
Extension term of gas agreement									1 year
Classic Operating And Classic Pipeline [Member] | Gas Gathering Agreement [Member]
Related Party Transaction [Line Items]
Pipeline transportation agreement expiration year						2020
Pipeline transportation agreement extension						1 year
Amended gas gathering agreement terms disclosure									Classic Operating agreed to pay a fee of (i) $0.30 per MMBtu, subject to an annual 3.5% inflationary escalation, based on volumes of natural gas delivered and processed, and (ii) $0.07 per MMBtu per stage of compression plus its allocated share of compressor fuel
Fee per MMBTU | $ / MMBTU			0.30
MVC (MMBtu/d) | MMBTU / d						50,000
Annual inflationary escalation			3.50%
Price per unit | $ / MMBTU			0.07
Agreement expired, date			Dec. 31, 2023
Classic Operating And Classic Pipeline [Member] | Water Disposal Agreement [Member]
Related Party Transaction [Line Items]
Gain recognized as contribution							$ 2,100,000
Water disposal agreement period			3 years
Pipeline water disposal agreement extension			1 year
Water disposal fee per barrel | $ / bbl		0.40	1.10
Salt water disposal fees									$ 3,600,000	$ 1,800,000	$ 600,000